Subsequent Events - Additional Information (Details)		1 Months Ended
	Oct. 26, 2023 USD ($)	Nov. 30, 2023 USD ($) ft²	Oct. 31, 2023 USD ($) ft²	Oct. 26, 2023 USD ($)
Forecast [Member] | Sublease [Member]
Subsequent Event [Line Items]
Premises space | ft²		15,212
Payment of assumption costs		$ 1,400,000
Forecast [Member] | ARE San Francisco No 65 LLC [Member] | Sublease [Member]
Subsequent Event [Line Items]
Premises space | ft²			19,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Lease termination payment	$ (20,800,000)
Subsequent Event [Member] | Lease Amendment [Member]
Subsequent Event [Line Items]
Rent payments				$ 20,000
Subsequent Event [Member] | Sublease [Member]
Subsequent Event [Line Items]
Payments directly to the landlord			$ 18,304,410
Prepaid remaining amounts payable	$ 15,900,000
Rent payments			$ 18,945,064
Subsequent Event [Member] | Soleil Labs, LLC [Member] | Sublease [Member]
Subsequent Event [Line Items]
Premises space | ft²			32,113
Subsequent Event [Member] | Bayside Area Development, LLC [Member] | Sublease [Member]
Subsequent Event [Line Items]
Premises space | ft²			85,165